Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
Class I | Cohen & Steers Active Commodities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Active Commodities Strategy Fund, Inc. (the Fund) is to achieve attractive total return.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, so it does not have a portfolio turnover rate to report.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a diversified portfolio of exchange-traded commodity futures contracts and other commodity-related derivative instruments, either directly or through a subsidiary. The Fund will also invest in cash and cash equivalents (including U.S. Treasuries and U.S. treasury money market funds) and other fixed income securities to serve as margin or collateral for the Fund’s positions in commodity–related derivative instruments.

Commodities. Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends that under normal circumstances it will have targeted allocations to all principal sectors of the commodities market including energy, industrial metals, agricultural, livestock, and precious metals. The Fund may also invest in listed options and exchange traded products that have exposure to commodities and are primarily listed on U.S. exchanges when futures contracts are not warranted or available.

Although the Fund may make investments in commodity-related derivative instruments directly, the Fund intends to primarily gain exposure to commodities by investing up to 25% of its net assets in Cohen & Steers Active Commodities Strategy, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodities within the limits of the federal income tax requirements applicable to investment companies such as the Fund. Except as otherwise noted, references to the investment objective, strategies and risks of the Fund include the investment objective, strategies and risks of the Subsidiary.

The Fund and Subsidiary are actively managed by Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”). Based on the Advisor’s fundamental analysis of each commodity in their investment universe, the portfolio managers seek to express their conviction level and active positioning in a commodity by strategically setting commodity position weights, employing long/short spread trades, and actively analyzing each commodity term structure to maximize roll yield. A long/short spread trade is the purchase of a futures contract against the sale of another futures contract, which may or may not involve the same commodity. “Rolling” futures contracts is the process by which a holder of a particular futures contract will sell such contract on or before the expiration date and simultaneously purchase a new contract with identical terms except for a later expiration date.

Under normal market conditions, the Advisor expects that the Fund’s gross notional value of its long positions may be up to 130% of its net assets and its gross notional value of its short positions may be up to 30% of its net assets. The Fund may, from time to time, be leveraged as a result of its investments in commodities so that the Fund’s (and the Subsidiary’s) net investments in commodities may exceed the Fund’s net assets (including its interest in the Subsidiary). The Advisor expects that, under normal market conditions, the Fund’s net notional value (long positions minus short positions) will equal approximately 100% of its net assets. The Fund’s positions in commodity-related derivative instruments will be fully collateralized, which will reduce the leveraging effect of these instruments.

Fixed Income Securities. Assets not invested by the Fund in the Subsidiary or directly in commodity-related derivative instruments are invested in cash equivalents, U.S. government securities and other high-quality short-term debt securities. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund intends to invest primarily in fixed income securities that are rated investment grade. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example, minimum Baa3 or BBB- by Moody’s or S&P) or, if unrated, is judged to be investment grade by the Advisor. The Fund intends to invest primarily in fixed income securities with maturities not exceeding one year at the time of investment, but may invest in securities of any maturity.

The Fund will strive to remain fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and shareholder redemptions and in other appropriate circumstances as determined by the Advisor.

The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a larger percentage of its assets in fewer instruments than a diversified mutual fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Commodities Risk. Because the Fund will have a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value).

Derivatives Risk

The Fund may gain exposure to commodities through related derivative instruments, such as futures, options on futures, swaps, forwards and structured notes. Many of the risks applicable to trading the underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Additional risks associated with derivatives trading include:
  Counterparty Risk. Because some of the derivative transactions in which the Fund may engage (for example, certain swaps) may involve instruments that are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to enter into transactions only with counterparties which the Advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

  In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.
  Liquidity Risk. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting the Fund to the potential of greater losses.
  Financial Leverage Risk. Trading in derivative instruments can result in large amounts of financial leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by the Fund and could cause the value of the Fund’s net assets to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature of derivative instruments.
  Tracking Risk. The value of the derivatives that the Fund uses to gain commodities exposure may not correlate to the values of the underlying commodities. When used for hedging purposes, an imperfect or variable degree of correlation between price or rate movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.
Fixed Income Securities Risk

There are special risks associated with investing in fixed income securities, including:
  Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due because the issuer of the security experiences a decline in its financial status. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Debt securities with longer periods before maturity may be more sensitive to interest rate changes.
  Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Clearing Broker Risk. The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Tax Status Risk. The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”); if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Regulatory Risk. Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

The Advisor is registered with the CFTC as a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary. Compliance with the CFTC’s disclosure, reporting and recordkeeping requirements may increase Fund expenses and may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps) to the extent or in the manner desired.

Leveraging Risk. The Fund’s use of derivatives may create leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of the Fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. The use of leverage is considered to be a speculative investment practice and may result in substantial and potentially unanticipated losses to the Fund or the Subsidiary. Some derivatives, such as derivatives that provide for short exposure, have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may manage some of its derivative exposure by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged to a greater extent than intended.

Non-U.S. Investment Risk. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Other Investment Companies Risk. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations. The Fund may invest in exchange traded derivative products that are not registered under the 1940 Act.

Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance. Performance information, including its net asset value per share, will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 437-9912
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Class I | Cohen & Steers Active Commodities Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.35%	[1]
Service Fee	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	484
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 484

[1]	Based on estimates for the current fiscal year.
[2]	Cohen & Steers Capital Management Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.10% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.